INCOME TAXES (Reconciliation Between Provision for Income Taxes to Income Before Income Taxes and Actual Provision of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss before provision for income taxes	$ (8,142)	$ (15,134)	$ (17,471)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (2,036)	$ (3,784)	$ (4,368)
Expenses not deductible for tax purposes	317	60	848
Research and development expenses bonus deduction	(726)	(165)	0
Other permanent differences	365	119	122
Effect of preferential income tax rate	450	346	1,034
Effect of income tax rate difference in other jurisdictions	805	543	595
Change in valuation allowance	939	3,173	1,850
Total income tax expenses	$ 114	$ 292	$ 81